GENERAL (Tables)	12 Months Ended
Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Gain Associated with Sale, Presented in Results of Discontinued Operations

Gross purchase price	$35,000
Provision (1)	(4,049)
Net assets sold	(14,621)
Realized foreign currency translation adjustments	(1,442)
Total net gain on divestiture of the Integrated Solutions Division	$14,888

Schedule of Carrying Value of Net Assets Sold
Cash and cash equivalents	$2,008
Restricted cash and deposits	371
Trade receivables and Unbilled accounts receivable	11,323
Other accounts receivable and prepaid expenses	3,140
Inventories	7,120
Deferred tax assets	2,083
Operating lease right-of-use assets, net of operating lease liabilities	46
Other long-term assets	42
Property and equipment, net	3,926
Goodwill and intangible assets, net	302
Trade payables	(4,156)
Customer advances	(3,420)
Other accounts payable and accrued expenses and deferred revenues	(8,123)
Severance pay, net	(41)

Total net assets sold	$14,621

Schedule of Results of Discontinued Operations

	Year ended December 31,
	2022	2021	2020

Revenues	$-	$17,177	$48,113
Cost of revenues	-	14,906	35,783

Gross profit	-	2,271	12,330

Operating expenses:
Research and development, net	-	828	1,688
Selling and marketing	-	2,223	5,274
General and administrative	-	3,814	3,238

Total operating expenses	-	6,865	10,200

Operating income (loss)	-	(4,594)	2,130
Financial expenses, net	-	(76)	(463)

Income (loss) before income taxes	-	(4,670)	1,667
Taxes on income	-	1,611	1,231

Income (loss) after income taxes	-	(6,281)	436
Capital gain from discontinued operation	(198)	14,888	-

Net income (loss) from discontinued operation	$(198)	$8,607	$436

The following table presents cash flows for discontinued operations:

	Year ended December 31,
	2022	2021	2020

Net cash provided by (used in) discontinued operating activities	$(4,180)	$1,392	$963

Net cash provided by (used in) discontinued investing activities	$-	$32,447	$(461)